Warrants (Tables)	6 Months Ended
May 31, 2023
Warrants
Schedule of warrants outstanding and exercisable
	Exercise	Number		Shares issuable
Warrant	price ($)	outstanding	Expiry	upon exercise

2018 Firm Warrants	0.75	20,000,000	October 16, 2023	20,000,000
October 2018 Placement Agent Warrants	0.9375	1,160,314	October 16, 2023	1,160,314
		21,160,314		21,160,314

Schedule of warrant transactions
	Outstanding, December 1, 2022	Issued	Expired	Exercised	Outstanding, May 31, 2023
2018 Firm Warrants	20,000,000	-	-	-	20,000,000
October 2018 Placement
Agent Warrants	1,160,314	-	-	-	1,160,314
	21,160,314	-	-	-	21,160,314
	Outstanding, December 1, 2021	Issued	Expired	Exercised	Outstanding, May 31, 2022
2018 Firm Warrants	20,000,000	-	-	-	20,000,000
October 2018 Placement
Agent Warrants	1,160,314	-	-	-	1,160,314
	21,160,314	-	-	-	21,160,314